COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMPONENTS OF LEASE EXPENSE

For the three months ended March 31, 2023 and 2022, the components of lease expenses were recognized as selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss. The lease payments were paid in cash.

	Three Months Ended March 31,
	2023	2022
Operating lease costs	$16,748	$9,534

For the year ended December 31, 2022, and the period ended December 31, 2021, the components of lease expenses were recognized as selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss. The lease payments were paid in cash.

	Year Ended December 31, 2022	Period Ended December 31, 2021
Operating lease costs	$128,983	$25,424

SCHEDULE OF FUTURE MATURITIES OF CONTRACTUAL LEASE PAYMENTS

The future maturities of the contractual lease payments included in the operating lease liabilities as of March 31, 2023 are as follows:

As of March 31, 2023:	Total
Remainder of 2023	$60,331
2024	69,864
2025	38,136
2026	38,136
Thereafter	12,712
Total	219,179
Less: amount representing interest	(37,820)
Total	$181,359

The future maturities of the contractual lease payments included in the operating lease liabilities as of December 31, 2022, are as follows:

For the Year Ended December 31, 2022:	Total
2023	$80,313
2024	66,254
2025	38,136
2026	38,136
2027	9,534
Total	232,373
Less: amount representing interest	(35,793)
Total	$196,580